Fair Value of Financial Assets and Liabilities (Tables)	May 20, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019 and 2018 and indicate the level of the fair value hierarchy utilized to determine such fair value:

	Fair Value Measurements as of December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$—	$69,733	$—	$69,733
Marketable securities	—	54,407	—	54,407

	$—	$124,140	$—	$124,140

	Fair Value Measurements as of December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$—	$57,739	$—	$57,739
Marketable securities	—	171,555	—	171,555

	$—	$229,294	$—	$229,294